Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13 – INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carry forward for tax purposes totaling approximately $3.7 million at December 31, 2019, expiring through the year 2036, generally.

The tax reform bill that Congress voted to approve Dec. 20, 2017, also known as the “Tax Cuts and Jobs Act”, made sweeping modifications to the Internal Revenue Code, including a much lower corporate tax rate, changes to credits and deductions, and a move to a territorial system for corporations that have overseas earnings. The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%. The Company has not reviewed the all of the changes the “Tax Cuts and Jobs Act” that will apply to the Company but is reviewing such changes. Due to the continuing loss position of the Company, such changes should not be material.

For U.S. purposes, the Company has not completed its evaluation of NOL utilization limitations under Internal Revenue Code, as amended (the “Code”) Section 382, change of ownership rules. If the Company has had a change in ownership, the NOL’s would be limited as to the amount that could be utilized each year, or possibly eliminated, based on the Code. The Company has also, not completed its review of NOL’s pertaining to years the Company was known as “Silver Horn Mining Ltd.” and “Great West Resources, Inc.”, which may not be available due to IRC Section 382 and because of a change in business line that may eliminate NOL’s associated with ““Silver Horn Mining Ltd.” and “Great West Resources, Inc.” The company has also not reviewed the impact relating to “Recent Events” for its IRC Section 382 possible NOL’s limitation.

The table below summarizes the differences between the Company’s effective tax rate of 25% and the statutory federal rate as follows for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Tax expense (benefit) computed at “expected” statutory rate	$(301,668)	$(222,448)
State income taxes, net of benefit	(62,488)	(46,078)
Permanent differences:
Stock based compensation and consulting	56,901	(52,316)
Loss (gain) from change in fair value of derivative liability		-
Other	45,466	(3,648)
Valuation allowance		219,858
Net income tax expense/(benefit)	$(261,789)	$-

The Company’s wholly owned subsidiary, GTCL, is a United Kingdom (“UK”) Limited Company and files tax returns in the UK. Its estimated tax liability for December 31, 2019 and 2018 is approximately $747 and $23,459, respectively.

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	December 31, 2019		December 31, 2018
Deferred tax assets:
Net operating loss carryforward		$962,909	$947,937

Total deferred tax assets		$962,909	$947,937

Deferred tax liabilities:
Book basis of property and equipment in excess of tax basis	$		$-
Total deferred tax liabilities	$		$-

Net deferred tax asset before valuation allowance		$962,909	$947,937
Less: valuation allowance		(962,909)	(947,937)
Net deferred tax asset		$-	$-

The net operating loss carryforward increased from $947,937 at December 31, 2018 to $2,766,508 at December 31, 2019. After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2019 and 2018, due to the uncertainty of realizing the deferred income tax assets.